Segment Information - Schedule of Group’s Consolidated Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Underwriting revenues
Gross written premiums	$ 700,146	$ 688,678	$ 581,983
Ceded written premiums	(210,597)	(191,465)	(189,158)
Net written premiums	489,549	497,213	392,825
Net change in unearned premiums	(6,419)	(50,061)	(16,434)
Net premiums earned	483,130	447,152	376,391
Underwriting deductions
Net policy acquisition expenses	(79,535)	(74,976)	(70,199)
Net loss and loss adjustment expenses	(216,112)	(189,087)	(157,562)
Underwriting income	187,483	183,089	148,630
General and administrative expenses	(90,362)	(78,927)	(67,243)
Investment income	51,883	40,460	20,947
Net realized gain on investments	589	6,723	(687)
Net unrealized gain (loss) on investments	1,390	2,684	(5,512)
Change in allowance for expected credit losses on investments	29	368	(361)
Change in allowance for expected credit losses on receivables	(1,482)	(2,452)	(3,238)
Other revenues	1,988	1,862	2,442
Other expenses	(6,169)	(5,594)	(3,961)
Change in fair value of derivative financial liabilities	(4,928)	(27,289)	4,603
Net foreign exchange (loss) gain	(8,130)	5,124	(3,454)
Income before income taxes	132,291	126,048	92,166
Income tax benefit	2,860	(7,854)	(2,932)
Net Income	135,151	118,194	89,234
Sub Total
Underwriting revenues
Gross written premiums	700,146	688,678	581,983
Ceded written premiums	(210,597)	(191,465)	(189,158)
Net written premiums	489,549	497,213	392,825
Net change in unearned premiums	(6,419)	(50,061)	(16,434)
Net premiums earned	483,130	447,152	376,391
Underwriting deductions
Net policy acquisition expenses	(79,535)	(74,976)	(70,199)
Net loss and loss adjustment expenses	(216,112)	(189,087)	(157,562)
Underwriting income	187,483	183,089	148,630
General and administrative expenses	0	0	0
Investment income	0	0	0
Net realized gain on investments	0	0	0
Net unrealized gain (loss) on investments	0	0	0
Change in allowance for expected credit losses on investments	0	0	0
Change in allowance for expected credit losses on receivables	0	0	0
Other revenues	0	0	0
Other expenses	0	0	0
Change in fair value of derivative financial liabilities	0	0	0
Net foreign exchange (loss) gain	0	0	0
Income before income taxes	187,483	183,089	148,630
Income tax benefit	0	0	0
Net Income	187,483	183,089	148,630
Long-tail
Underwriting revenues
Gross written premiums	204,428	226,862	233,046
Ceded written premiums	(68,183)	(73,900)	(65,555)
Net written premiums	136,245	152,962	167,491
Net change in unearned premiums	10,051	4,760	(125)
Net premiums earned	146,296	157,722	167,366
Underwriting deductions
Net policy acquisition expenses	(28,073)	(31,160)	(33,066)
Net loss and loss adjustment expenses	(78,741)	(69,250)	(50,530)
Underwriting income	39,482	57,312	83,770
General and administrative expenses	0	0	0
Investment income	0	0	0
Net realized gain on investments	0	0	0
Net unrealized gain (loss) on investments	0	0	0
Change in allowance for expected credit losses on investments	0	0	0
Change in allowance for expected credit losses on receivables	0	0	0
Other revenues	0	0	0
Other expenses	0	0	0
Change in fair value of derivative financial liabilities	0	0	0
Net foreign exchange (loss) gain	0	0	0
Income before income taxes	39,482	57,312	83,770
Income tax benefit	0	0	0
Net Income	39,482	57,312	83,770
Short-tail
Underwriting revenues
Gross written premiums	412,335	400,682	317,412
Ceded written premiums	(140,930)	(117,565)	(123,603)
Net written premiums	271,405	283,117	193,809
Net change in unearned premiums	(15,388)	(46,925)	(15,096)
Net premiums earned	256,017	236,192	178,713
Underwriting deductions
Net policy acquisition expenses	(40,488)	(35,997)	(31,525)
Net loss and loss adjustment expenses	(103,249)	(93,085)	(89,942)
Underwriting income	112,280	107,110	57,246
General and administrative expenses	0	0	0
Investment income	0	0	0
Net realized gain on investments	0	0	0
Net unrealized gain (loss) on investments	0	0	0
Change in allowance for expected credit losses on investments	0	0	0
Change in allowance for expected credit losses on receivables	0	0	0
Other revenues	0	0	0
Other expenses	0	0	0
Change in fair value of derivative financial liabilities	0	0	0
Net foreign exchange (loss) gain	0	0	0
Income before income taxes	112,280	107,110	57,246
Income tax benefit	0	0	0
Net Income	112,280	107,110	57,246
Reinsurance
Underwriting revenues
Gross written premiums	83,383	61,134	31,525
Ceded written premiums	(1,484)	0	0
Net written premiums	81,899	61,134	31,525
Net change in unearned premiums	(1,082)	(7,896)	(1,213)
Net premiums earned	80,817	53,238	30,312
Underwriting deductions
Net policy acquisition expenses	(10,974)	(7,819)	(5,608)
Net loss and loss adjustment expenses	(34,122)	(26,752)	(17,090)
Underwriting income	35,721	18,667	7,614
General and administrative expenses	0	0	0
Investment income	0	0	0
Net realized gain on investments	0	0	0
Net unrealized gain (loss) on investments	0	0	0
Change in allowance for expected credit losses on investments	0	0	0
Change in allowance for expected credit losses on receivables	0	0	0
Other revenues	0	0	0
Other expenses	0	0	0
Change in fair value of derivative financial liabilities	0	0	0
Net foreign exchange (loss) gain	0	0	0
Income before income taxes	35,721	18,667	7,614
Income tax benefit	0	0	0
Net Income	35,721	18,667	7,614
Corporate and other
Underwriting revenues
Gross written premiums	0	0	0
Ceded written premiums	0	0	0
Net written premiums	0	0	0
Net change in unearned premiums	0	0	0
Net premiums earned	0	0	0
Underwriting deductions
Net policy acquisition expenses	0	0	0
Net loss and loss adjustment expenses	0	0	0
Underwriting income	0	0	0
General and administrative expenses	(90,362)	(78,927)	(67,243)
Investment income	51,883	40,460	20,947
Net realized gain on investments	589	6,723	(687)
Net unrealized gain (loss) on investments	1,390	2,684	(5,512)
Change in allowance for expected credit losses on investments	29	368	(361)
Change in allowance for expected credit losses on receivables	(1,482)	(2,452)	(3,238)
Other revenues	1,988	1,862	2,442
Other expenses	(6,169)	(5,594)	(3,961)
Change in fair value of derivative financial liabilities	(4,928)	(27,289)	4,603
Net foreign exchange (loss) gain	(8,130)	5,124	(3,454)
Income before income taxes	(55,192)	(57,041)	(56,464)
Income tax benefit	2,860	(7,854)	(2,932)
Net Income	$ (52,332)	$ (64,895)	$ (59,396)